Tax Expense (Tables)	12 Months Ended
Jun. 30, 2023
Tax Expense [Abstract]
Schedule of Tax Expenses
	For the year ended
	30 June 2023	30 June 2022
	RM	RM

Income tax
- Current year provision	131,368	6,079,034
- (Over)/Underprovision in prior year	(6,010,761)	633
	(5,879,393)	6,079,667
Deferred tax (Note 14)
- Relating to origination and reversal of temporary differences	258,229	8,667,787
- (Over)/Underprovision in prior year	(23,058)	161,926
	235,171	8,829,713
	(5,644,222)	14,909,380

Schedule of Effective Tax Rate and the Applicable Tax Rate	Numerical reconciliation between the average effective tax rate and the applicable tax rate of the Group is as follows:
	For the year ended
	30 June 2023	30 June 2022
	RM	RM

Profit before tax (“PBT”)	21,893,003	88,292,402

Tax at Malaysian statutory rate of 24% (30.06.2022: 24%)	(5,254,321)	(21,190,182)

Tax effects in respect of:
Non-allowable expenses	(1,024,330)	(1,199,536)
Non-taxable income	2,524	22,721
Deferred tax assets not recognized	(2,205,090)	-
Changes in unrecognized temporary differences	(13,288,607)	7,620,170
Tax exempt income	21,334,568	-
Utilisation of unrecognized deferred tax assets	45,659	-
	(389,597)	(14,746,827)

Under provision in prior years:
Income tax	6,010,761	(633)
Deferred tax (Note 13)	23,058	(161,920)
Tax expense	5,644,222	(14,909,380)